Segment Reporting - Elimination (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Revenue from External Customers
Revenue from external customers	$ 126,584,000	$ 104,517,000
Intersegment elimination | Consumer Health | HK
Revenue from External Customers
Revenue from external customers	$ (708,000)	$ 0